Biological assets (Narrative) (Details)	12 Months Ended
Dec. 31, 2019 g
Disclosure of detailed information about biological assets [abstract]
Expected yield of dry flower	19,532
Expected yield of dry trim	25,002
Expected growth cycle completed	73.00%
Expected growth cycle	84 days